SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2009

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		06/30/09

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$24,872

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                              SECURITIES AND EXCHANGE COMMISSION FORM 13
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 06/30/09
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	153	4908	SH	X				4908
AT&T Inc	00206R102	394	15860	SH	X				15860
AT&T Inc	00206R102	37	1486	SH		X	X		1486
AT&T Inc	00206R102	3	119	SH		X	X				119
Abbott Labs Com	002824100	434	9236	SH	X				9236
Abraxas Pete Corp	003830106	33	34500	SH	X				34500
Alliant Energy Corp	018802108	57	2188	SH	X				2188
Altria Group Inc	02209S103	55	3375	SH	X				3375
American Elec Pwr Inc Com	025537101	31	1060	SH	X				1060
"Amgen, Inc"	031162100	78	1474	SH	X				1474
Anadarko Petroleum Corporation	032511107	49	1070	SH	X				1070
Apache Corp	037411105	124	1725	SH	X				1725
Applied Matls Inc Com	038222105	43	3899	SH	X				3899
Atwood Oceanics Inc	050095108	366	14680	SH	X				14680
Automatic Data Processing Inc	053015103	119	3345	SH	X				3345
BP Amoco PLC ADR	055622104	199	4175	SH	X				4175
BP Amoco PLC ADR	055622104	16	328	SH	 	X	X		328
BT Group PLC ADR	05577E101	8	500	SH	X				500
Bank of New York Mellon Corp 	064058100	85	2885	SH	X				2885
Baxter International Inc	071813109	11	200	SH	X				200
Baxter International Inc	071813109	53	1000	SH		X	X				1000
Bemis Co	081437105	24	964	SH	X				964
Berkshire Hathaway Inc Del Cl B	084670207	287	99	SH	X				99
Berkshire Hathaway Inc Del Cl B	084670207	72	25	SH	 	X	X		25
Best Buy Inc	086516101	84	2495	SH	X				2495
Blackrock Preferred Opportunity Trust	09249V103	93	10935	SH	X				10935
Blackrock Preferred Opportunity Trust	09249V103	10	1200	SH	X	 	 		1200
Blackrock Dividend Achievers	09250N107	33	4540	SH	X				4540
Boeing Co	097023105	17	400	SH	X				400
Bristol Myers Squibb Co 	110122108	9	425	SH	X				425
Buckeye Partners L P 	118230101	64	1500	SH	X				1500
Burlington Northern Santa Fe	12189T104	167	2268	SH	X				2268
Cas Medical Systems Inc	124769209	4	2000	SH	X				2000
CVS Caremark Corp	126650100	287	8998	SH	X				8998
Caterpillar Inc	149123101	35	1065	SH	X				1065
Caterpillar Inc	149123101	38	1160	SH		X	X				1160
Cedar Fair LP Depositary Unit	150185106	22	2000	SH	X				2000
CenturyTel Inc	156700106	31	1000	SH	X				1000
Chesapeake Energy Corp	165167107	20	1000	SH	X				1000
Chevron	166764100	928	14003	SH	X				14003
Chevron	166764100	288	4353	SH	 	X	X		4353
Chubb Corp 	171232101	11	285	SH	X				285
Cisco Systems Inc	17275R102	234	12570	SH	X				12570
Cintas Corp	172908105	3	152	SH	X				152
Citigroup Inc	172967101	36	12180	SH	X				12180
Coca-Cola Company	191216100	12	244	SH	X				244
Colgate Palmolive Co	194162103	102	1440	SH	X				1440
Conagra Inc 	205887102	13	700	SH	X				700
Conocophillips	20825C104	341	8111	SH	X				8111
Consolidated Edison Inc 	209115104	49	1300	SH	X				1300
Daktronics Inc	234264109	4	587	SH	X				587
Daktronics Inc	234264109	6	800	SH		X	X		800
Deere & Co	244199105	16	400	SH	X				400
Diamonds Trust Series I	252787106	60	705	SH	 	X	X		 		705
Walt Disney Productions	254687106	82	3500	SH	X				3500
Walt Disney Productions	254687106	5	223	SH		X	X		223
Dominion Res Inc VA New Com	25746U109	36	1080	SH	X				1080
Dow Chemical  Co	260543103	313	19388	SH	X				19388
Dreyfus Municipal Income Inc	26201R102	36	4644	SH	X				4644
Duke Energy Corporation 	26441C105	30	2028	SH	X				2028
EMC Corp Massachasetts	268648102	18	1370	SH	X				1370
Edison International	281020107	9	300	SH	X				300
Edwards Lifesciences Corp 	28176E108	7	100	SH	 	X	X		 		100
Emerson Electric Co 	291011104	205	6310	SH	X				6310
Emerson Electric Co 	291011104	13	400	SH		X	X		400
Emerson Electric Co 	291011104	58	1800	SH		X	X				1800
Enbridge Inc	29250N105	49	1400	SH	X				1400
Enterprise Products Partners LP	293792107	60	2400	SH	X				2400
Equifax Inc 	294429105	40	1540	SH	X				1540
Exelon Corp Com	30161N101	19	370	SH	 	X	X		370
Exxon Mobil Corp 	30231G102	1509	21583	SH	X				21583
Exxon Mobil Corp 	30231G102	94	1345	SH		X	X				1345
FPL Group Inc	302571104	132	2325	SH	X				2325
Frontier Communications Corp	35906A108	29	4000	SH	X				4000
General Dynamics Corp	369550108	103	1865	SH	X				1865
General Electric Co 	369604103	384	32790	SH	X				32790
General Electric Co 	369604103	55	4700	SH	X				4700
General Electric Co 	369604103	74	6325	SH		X	X		 		6325
Glaxosmithkline PLC-ADR	37733W105	16	450	SH	X				450
Goldman Sachs Group Inc 	38141G104	53	360	SH	x				360
Great Plains Energy Inc Com	391164100	26	1700	SH	X				1700
Halliburton Co 	406216101	186	8984	SH	X				8984
John Hancock Patriot Prem Div Fund II	41013T105	9	1196	SH	X				1196
John Hancock Preferred Income Fund	41013W108	29	1950	SH	X				1950
Harley Davidson Inc	412822108	13	825	SH	 	X	X		 		825
Heinz H J Co 	423074103	18	500	SH	X				500
Hewlett-Packard Inc 	428236103	40	1045	SH	X				1045
Hologic Inc	436440101	14	1000	SH	X				1000
Home Depot Inc	437076102	156	6607	SH	X				6607
Honda Motor Co Limited	438128308	26	940	SH	 	X 	X		 		940
Honeywell International Inc 	438516106	10	305	SH	X				305
Hormel Foods Corporation	440452100	52	1500	SH		X	X		1500
Hospira Inc	441060100	14	356	SH	X				356
ITT Industries Inc	450911102	66	1484	SH	X				1484
Illinois Tool Works Inc	452308109	70	1875	SH	X				1875
Intel Corp	458140100	132	7980	SH	X				7980
International Business Machines 	459200101	399	3825	SH	X				3825
International Business Machines 	459200101	61	582	SH	X				582
International Business Machines 	459200101	60	575	SH		X	X		 		575
IShares DJ Select Dividend	464287168	28	785	SH	X				785
IShares MSCI Emerging Markets	464287234	43	1334	SH	X				1334
IShares Natural Resources	464287374	90	3252	SH	X				3252
Ishares S&P 500/barra Value Index Fund	464287408	157	3593	SH	X				3593
IShares Msci Eafe Index Fund	464287465	101	2208	SH	X				2208
IShares Russell Midcap Value Exchange-Traded Fund	464287473	62	2146	SH	X				2146
IShares Russell MidCap Growth	464287481	77	2125	SH	X				2125
IShares Russell MidCap Index	464287499	228	3483	SH	X				3483
IShares Russell MidCap Index	464287499	13	191	SH		X	X		191
IShares Cohen & Steers Rlty	464287564	54	1489	SH	X				1489
IShares Russell 1000 Value	464287598	24	514	SH	X				514
IShares Russell 1000 Value	464287598	2	49	SH	 	X	X		49
IShares Russell 1000 Growth Index Fund	464287614	2795	68113	SH	X				68113
IShares Russell 1000 Growth Index Fund	464287614	85	2070	SH		X	X		2070
IShares Russell 2000 Value	464287630	5	110	SH	X				110
I Shares S&P Small Cap 600	464287804	87	1970	SH	X				1970
I Shares S&P Small Cap 600	464287804	9	203	SH		X	X		203
IShares S&P GSCI Commodity I	46428R107	111	3703	SH	X				3703
J P Morgan Chase & Co Com	46625H100	102	2982	SH	X				2982
Johnson & Johnson 	478160104	358	6294	SH	X				6294
Johnson & Johnson 	478160104	11	200	SH	X				200
Johnson & Johnson 	478160104	24	425	SH		X	X				425
Kellogg Co 	487836108	47	1010	SH	X				1010
Kimberly-Clark Corp	494368103	102	1941	SH	X				1941
Kimberly-Clark Corp	494368103	41	780	SH		X	X				780
Kinder Morgan Energy Partners L P Ut Ltd Pt Int	494550106	150	2933	SH	X				2933
Kraft Foods Inc	50075N104	2	69	SH	X				69
Eli Lilly & Co 	532457108	3	88	SH	X				88
Lockheed Martin Corp	539830109	19	240	SH	 	X	X		 		240
Lowes Companies Inc	548661107	5	248	SH	X				248
MDU Res Group Inc 	552690109	19	1012	SH	X				1012
Magellan Midstream Partnres	559080106	35	1000	SH	X				1000
Marathon Oil Corp	565849106	6	200	SH	X				200
Mattel Inc	577081102	76	4720	SH	X				4720
McDonalds Corp 	580135101	141	2454	SH	X				2454
McKesson HBOC Inc 	58155Q103	18	415	SH	X				415
Medco Health Solutions Inc 	58405U102	1	24	SH	X				24
Medtronic Inc 	585055106	141	4047	SH	X				4047
Microsoft Corp 	594918104	237	9977	SH	X				9977
Microchip Technology Inc	595017104	25	1100	SH	X				1100
Midcap SPDR Trust Series 1	595635103	474	4508	SH	X				4508
Midcap SPDR Trust Series 1	595635103	152	1445	SH		X	X		1445
MoneyGram International Inc	60935Y109	2	1208	SH	X				1208
Morgan Stanley	617446448	53	1870	SH	X				1870
Motorola Inc 	620076109	17	2550	SH	X				2550
National Fuel Gas Company	636180101	212	5875	SH	X				5875
National Grid PLC	636274300	16	345	SH	X				345
Nike	654106103	52	1000	SH	X				1000
Nokia Corp Sponsored ADR	654902204	25	1700	SH	X				1700
Nuveen Performance Plus Municipal Fund #3043	67062P108	26	2000	SH	X				2000
Nuveen California Tax-Free Income Portfolio	67063R103	12	1000	SH	X				1000
Nuveen Select Tax Free Income III	67063X100	36	2600	SH	X				2600
Oracle Corp	68389X105	162	7570	SH	X				7570
Oracle Corp	68389X105	43	2000	SH		X	X				2000
PNC Financial Services Group Inc	693475105	4	100	SH	X				100
PPG Industries Inc	693506107	3	79	SH	X				79
PPG Industries Inc	693506107	139	3175	SH	 	X	X		3175
Pengrowth Energy Trust	706902509	16	2000	SH	X				2000
Pepsico Inc	713448108	357	6489	SH	X				6489
Pepsico Inc	713448108	11	200	SH		X	X		200
Pepsico Inc	713448108	205	3739	SH		X	X		 		3739
Petrochina Co LTD	71646E100	65	590	SH	X				590
Pfizer Inc 	717081103	87	5814	SH 	X				5814
Pfizer Inc 	717081103	9	600	SH		X	X				600
Philip Morris Intl	718172109	169	3875	SH	X				3875
Powershares QQQ Trust	73935A104	6	160	SH	X				160
Procter & Gamble Co	742718109	984	19267	SH	X				19267
Procter & Gamble Co	742718109	182	3555	SH		X	X		3555
Provident Energy Trust	74386K104	15	3000	SH	X				3000
Prudential Financial Inc 	744320102	9	230	SH	X				230
Qualcomm Inc 	747525103	301	6659	SH	X				6659
Raven Industries Inc	754212108	379	14788	SH	X				14788
Raven Industries Inc	754212108	50	1965	SH		X	X		1965
Royal Dutch Shell ADR 	780259107	11	225	SH	X				225
Royal Dutch Shell PLC ADR	780259206	95	1900	SH	X				1900
Rydex Russell Top 50 ETF	78355W205	147	2067	SH	X				2067
SLM Corp	78442P106	1	100	SH		X	X				100
Standard & Poors Dep Rec Amex Index	78462F103	534	5809	SH	X				5809
Standard & Poors Dep Rec Amex Index	78462F103	141	1535	SH		X	X		1535
SPDR Gold Trust	78463V107	40	435	SH	X				435
St Jude Medical Inc	790849103	8	200	SH	X				200
Schlumberger Ltd 	806857108	5	90	SH	X				90
Energy Select Sector SPDR	81369Y506	8	165	SH	X				165
Sempra Energy 	816851109	214	4312	SH	X				4312
Sempra Energy 	816851109	58	1160	SH		X	X				1160
A O Smith Corp	831865209	86	2630	SH	X				2630
Southern Co 	842587107	207	6628	SH	X				6628
Spain Fund Inc	846330108	11	2000	SH	X				2000
Sysco Corp	871829107	11	500	SH	X				500
TCF Financial Corp	872275102	139	10400	SH	 	X	X		 		10400
Target Corp 	87612E106	16	400	SH	X				400
Target Corp 	87612E106	4	100	SH		X	X		100
Teva Pharmaceutical Inds Ltd Adr	881624209	193	3915	SH	X				3915
Textron Inc 	883203101	2	210	SH	 	X	X		 		210
3M Co	88579Y101	98	1626	SH	X				1626
Toll Brothers Inc	889478103	56	3300	SH	X				3300
Travelers Cos Inc	89417E109	62	1520	SH	X				1520
UGI Corp New 	902681105	76	3000	SH	X				3000
US Bancorp	902973304	14	766	SH	X				766
Union Pacific Corp	907818108	233	4480	SH	X				4480
United Technologies Corp 	913017109	207	3987	SH	X				3987
VanKampen Trust Investment Grade Municipal	920929106	40	3452	SH	X				3452
Vanguard Emerging Markets VIPERS ETF	922042858	14	432	SH	 	X	X		432
Vanguard Materials ETF	92204A801	5	90	SH	X				90
Vectren Corp 	92240G101	131	5600	SH 	X				5600
Vanguard Reit Viper ETR	922908553	8	270	SH	X				270
Vanguard Small-Cap Vipers	922908751	32	700	SH		X	X		700
Vanguard Total Stock Market Vipers	922908769	111	2394	SH	X				2394
Verizon Communications Com	92343V104	197	6403	SH	X				6403
Wal Mart Stores Inc	931142103	92	1907	SH	X				1907
Walgreen Co 	931422109	52	1756	SH	X				1756
Wells Fargo & Co	949746101	631	26020	SH	X				26020
Wells Fargo & Co	949746101	87	3582	SH	 	X	X		3582
Weyerhaeuser Co 	962166104	11	370	SH	X				370
Williams Companies Inc	969457100	4	250	SH	X				250
Windstream Corp	97381W104	25	3000	SH	X				3000
Wyeth 	983024100	29	639	SH	X				639
Xcel Energy Inc Com	98389B100	199	10800	SH	X				10800
Zimmer Holdings Inc 	626020010	4	100	SH		X	X		100
Daimler Ag	D1668R123	9	249	SH	 	X	X		 		249
Accenture LTD	G1150G111	26	790	SH	X				790
Garmin Corporation	G37260109	40	1690	SH	X				1690
Ingersoll-Rand Company Ltd Cl A	G4776G101	42	2000	SH 	X				2000
Transocean Ltd	H8817H100	21	279	SH	X				279
CNH Global NV	N20935206	20	1400	SH		X	X				1400
		24872